Fees Summary	Dec. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,798,498,000.00
Previously Paid Amount	0.00
Total Fee Amount	275,350.04
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 275,350.04
Narrative - Max Aggregate Offering Price	$ 1,798,498,000.00
Final Prospectus	true